Supplementary Cash Flow Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Interest, net of capitalized interest	$ 4.8	$ 5.1	$ 161.3	$ 121.9	$ 116.2
Income taxes	(3.4)	0.0	0.7	(0.3)	1.2
Supplementary Cash Flow [Line Items]
Net cash flows from operating activities	136.7	(2.7)	200.3	(322.8)	(110.2)
Cash and Cash Equivalents, at Carrying Value	113.0	89.4	56.6	70.2	45.3	$ 227.0
Supplementary cash flow, noncash investing and financing activities [Abstract]
Capital investments	24.5	18.1	37.4	29.5	10.2
Research And Innovation Center Middletown OH [Member]
Supplementary cash flow, noncash investing and financing activities [Abstract]
Capital Lease Obligations Incurred	9.6	0.0
Variable Interest Entity, Primary Beneficiary [Member] | SunCoke Middletown [Member]
Supplementary Cash Flow [Line Items]
Net cash flows from operating activities	20.4	29.0	87.4	66.4	82.6
Cash and Cash Equivalents, at Carrying Value	7.0		7.6	18.2
Restricted stock and RSUs [Member]
Supplementary cash flow, noncash investing and financing activities [Abstract]
Issuance of restricted stock and restricted stock units	$ 1.4	$ 3.4	$ 4.1	$ 4.5	$ 3.0